Accounts Receivable, Net (Details) - Schedule of Due Date Accounts Receivable – Non-Current - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	$ 670,146	$ 1,448,214
1-2 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	448,845
2-3 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	211,226
3-4 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	$ 10,075